Results of Segments - Segment Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosures
Revenue	€ 27,338	€ 27,553	€ 24,708
EMEA
Disclosures
Revenue	12,067	12,105	11,104
Americas
Disclosures
Revenue	11,106	11,194	9,713
APJ
Disclosures
Revenue	4,165	4,254	3,891
Constant Currency
Disclosures
Revenue	27,338	27,553
Operating segments
Disclosures
Revenue	27,023	27,229	24,376
Operating segments | EMEA
Disclosures
Revenue	12,006	11,941	11,038
Operating segments | Americas
Disclosures
Revenue	10,935	11,081	9,515
Operating segments | APJ
Disclosures
Revenue	4,082	4,207	3,823
Operating segments | Constant Currency
Disclosures
Revenue	27,574	26,513
Operating segments | Constant Currency | EMEA
Disclosures
Revenue	12,136	11,798
Operating segments | Constant Currency | Americas
Disclosures
Revenue	11,272	10,648
Operating segments | Constant Currency | APJ
Disclosures
Revenue	4,166	4,067
Operating segments | Applications Technology & Support
Disclosures
Revenue	21,680	21,664	19,873
Operating segments | Applications Technology & Support | EMEA
Disclosures
Revenue	10,249	10,083	9,416
Operating segments | Applications Technology & Support | Americas
Disclosures
Revenue	7,964	8,056	7,226
Operating segments | Applications Technology & Support | APJ
Disclosures
Revenue	3,467	3,525	3,231
Operating segments | Applications Technology & Support | Constant Currency
Disclosures
Revenue	22,144	21,132
Operating segments | Applications Technology & Support | Constant Currency | EMEA
Disclosures
Revenue	10,356	10,015
Operating segments | Applications Technology & Support | Constant Currency | Americas
Disclosures
Revenue	8,245	7,699
Operating segments | Applications Technology & Support | Constant Currency | APJ
Disclosures
Revenue	3,542	3,419
Operating segments | Concur
Disclosures
Revenue	1,505	1,609	1,338
Operating segments | Concur | EMEA
Disclosures
Revenue	228	260	152
Operating segments | Concur | Americas
Disclosures
Revenue	1,103	1,176	1,061
Operating segments | Concur | APJ
Disclosures
Revenue	175	174	125
Operating segments | Concur | Constant Currency
Disclosures
Revenue	1,526	1,539
Operating segments | Concur | Constant Currency | EMEA
Disclosures
Revenue	232	246
Operating segments | Concur | Constant Currency | Americas
Disclosures
Revenue	1,117	1,125
Operating segments | Concur | Constant Currency | APJ
Disclosures
Revenue	177	168
Operating segments | Qualtrics
Disclosures
Revenue	681	508
Operating segments | Qualtrics | EMEA
Disclosures
Revenue	97	68
Operating segments | Qualtrics | Americas
Disclosures
Revenue	528	403
Operating segments | Qualtrics | APJ
Disclosures
Revenue	55	37
Operating segments | Qualtrics | Constant Currency
Disclosures
Revenue	696	483
Operating segments | Qualtrics | Constant Currency | EMEA
Disclosures
Revenue	99	65
Operating segments | Qualtrics | Constant Currency | Americas
Disclosures
Revenue	540	383
Operating segments | Qualtrics | Constant Currency | APJ
Disclosures
Revenue	56	36
Operating segments | Services
Disclosures
Revenue	3,157	3,447	3,165
Operating segments | Services | EMEA
Disclosures
Revenue	1,432	1,530	1,471
Operating segments | Services | Americas
Disclosures
Revenue	1,340	1,447	1,227
Operating segments | Services | APJ
Disclosures
Revenue	385	470	€ 467
Operating segments | Services | Constant Currency
Disclosures
Revenue	3,208	3,359
Operating segments | Services | Constant Currency | EMEA
Disclosures
Revenue	1,448	1,473
Operating segments | Services | Constant Currency | Americas
Disclosures
Revenue	1,370	1,441
Operating segments | Services | Constant Currency | APJ
Disclosures
Revenue	€ 391	€ 444